Fair Value Measurement (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Trading assets [Member]
Assets
Fair Value, Beginning balance	$ 33,877	$ 35,166
Total realized/ unrealized gains/(losses)	746	(544)
Purchases	4,717
Sales	(4,600)
Issuances	0
Settlements	(1,290)
Purchases, issuances, settlements, net		1,238
Transfers into and/or out of level 3	101	499
Fair Value, Ending Balance	33,551	36,359
Change in unrealized gains/(losses) related to financial instruments	434	(391)
Debt Securities [Member]
Assets
Fair Value, Beginning balance	31,939	32,284
Total realized/ unrealized gains/(losses)	656	(545)
Purchases	4,675
Sales	(4,525)
Issuances	0
Settlements	(929)
Purchases, issuances, settlements, net		2,070
Transfers into and/or out of level 3	122	409
Fair Value, Ending Balance	31,938	34,218
Change in unrealized gains/(losses) related to financial instruments	331	(483)
Debt Securities [Member] | Loans [Member]
Assets
Fair Value, Beginning balance	13,144	13,218
Total realized/ unrealized gains/(losses)	131	(331)
Purchases	888
Sales	(1,024)
Issuances	0
Settlements	(729)
Purchases, issuances, settlements, net		2,986
Transfers into and/or out of level 3	80	(97)
Fair Value, Ending Balance	12,490	15,776
Change in unrealized gains/(losses) related to financial instruments	12	(369)
Debt Securities [Member] | Asset-backed securities [Member]
Assets
Fair Value, Beginning balance	7,965	7,975
Total realized/ unrealized gains/(losses)	354	96
Purchases	1,118
Sales	(1,057)
Issuances	0
Settlements	(43)
Purchases, issuances, settlements, net		(69)
Transfers into and/or out of level 3	19	76
Fair Value, Ending Balance	8,356	8,078
Change in unrealized gains/(losses) related to financial instruments	245	19
Mortgage-backed securities [Member]
Assets
Fair Value, Beginning balance	2,930	3,145
Total realized/ unrealized gains/(losses)	104	57
Purchases	626
Sales	(671)
Issuances	0
Settlements	(131)
Purchases, issuances, settlements, net		(487)
Transfers into and/or out of level 3	0	14
Fair Value, Ending Balance	2,858	2,729
Change in unrealized gains/(losses) related to financial instruments	4	(57)
US Government Corporations and Agencies Securities [Member]
Assets
Fair Value, Beginning balance	174	260
Total realized/ unrealized gains/(losses)	17	5
Purchases	21
Sales	(21)
Issuances	0
Settlements	0
Purchases, issuances, settlements, net		(50)
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	191	215
Change in unrealized gains/(losses) related to financial instruments	(1)	(10)
Residential mortgage [Member]
Assets
Fair Value, Beginning balance	687	1,115
Total realized/ unrealized gains/(losses)	71	16
Purchases	259
Sales	(168)
Issuances	0
Settlements	(67)
Purchases, issuances, settlements, net		(304)
Transfers into and/or out of level 3	0	14
Fair Value, Ending Balance	782	841
Change in unrealized gains/(losses) related to financial instruments	27	(11)
Commercial and other [Member]
Assets
Fair Value, Beginning balance	2,069	1,770
Total realized/ unrealized gains/(losses)	16	36
Purchases	346
Sales	(482)
Issuances	0
Settlements	(64)
Purchases, issuances, settlements, net		(133)
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	1,885	1,673
Change in unrealized gains/(losses) related to financial instruments	(22)	(36)
Obligations of U.S. states and municipalities [Member]
Assets
Fair Value, Beginning balance	2,257	1,971
Total realized/ unrealized gains/(losses)	(14)	(42)
Purchases	284
Sales	(555)
Issuances	0
Settlements	(1)
Purchases, issuances, settlements, net		(96)
Transfers into and/or out of level 3	0	142
Fair Value, Ending Balance	1,971	1,975
Change in unrealized gains/(losses) related to financial instruments	(14)	(44)
Non-U.S. government debt securities [Member]
Assets
Fair Value, Beginning balance	697	734
Total realized/ unrealized gains/(losses)	49	(47)
Purchases	130
Sales	(143)
Issuances	0
Settlements	(19)
Purchases, issuances, settlements, net		26
Transfers into and/or out of level 3	(74)	0
Fair Value, Ending Balance	640	713
Change in unrealized gains/(losses) related to financial instruments	50	(46)
Corporate Debt Securities [Member]
Assets
Fair Value, Beginning balance	4,946	5,241
Total realized/ unrealized gains/(losses)	32	(278)
Purchases	1,629
Sales	(1,075)
Issuances	0
Settlements	(6)
Purchases, issuances, settlements, net		(290)
Transfers into and/or out of level 3	97	274
Fair Value, Ending Balance	5,623	4,947
Change in unrealized gains/(losses) related to financial instruments	34	14
Equity Securities [Member]
Assets
Fair Value, Beginning balance	1,685	1,956
Total realized/ unrealized gains/(losses)	70	(20)
Purchases	37
Sales	(74)
Issuances	0
Settlements	(330)
Purchases, issuances, settlements, net		(232)
Transfers into and/or out of level 3	(21)	12
Fair Value, Ending Balance	1,367	1,716
Change in unrealized gains/(losses) related to financial instruments	83	73
Available-for-sale Securities [Member]
Assets
Fair Value, Beginning balance	14,287	13,193
Total realized/ unrealized gains/(losses)	487	(143)
Purchases	1,109
Sales	(7)
Issuances	0
Settlements	(351)
Purchases, issuances, settlements, net		(117)
Transfers into and/or out of level 3	0	1
Fair Value, Ending Balance	15,525	12,934
Change in unrealized gains/(losses) related to financial instruments	482	(55)
Available-for-sale Securities [Member] | Others [Member]
Assets
Fair Value, Beginning balance	512	461
Total realized/ unrealized gains/(losses)	9	(77)
Purchases	0
Sales	(3)
Issuances	0
Settlements	(9)
Purchases, issuances, settlements, net		(22)
Transfers into and/or out of level 3	0	1
Fair Value, Ending Balance	509	363
Change in unrealized gains/(losses) related to financial instruments	7	15
Available-for-sale Securities [Member] | Asset-backed securities [Member]
Assets
Fair Value, Beginning balance	13,775	12,732
Total realized/ unrealized gains/(losses)	478	(66)
Purchases	1,109
Sales	(4)
Issuances	0
Settlements	(342)
Purchases, issuances, settlements, net		(95)
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	15,016	12,571
Change in unrealized gains/(losses) related to financial instruments	475	(70)
Interest Rate Contract [Member]
Assets
Fair Value, Beginning balance	2,836	2,040
Total realized/ unrealized gains/(losses)	519	420
Purchases	128
Sales	(83)
Issuances	0
Settlements	(915)
Purchases, issuances, settlements, net		(41)
Transfers into and/or out of level 3	(15)	45
Fair Value, Ending Balance	2,470	2,464
Change in unrealized gains/(losses) related to financial instruments	184	213
Credit Risk Contract [Member]
Assets
Fair Value, Beginning balance	5,386	10,350
Total realized/ unrealized gains/(losses)	(853)	(604)
Purchases	1
Sales	0
Issuances	0
Settlements	(146)
Purchases, issuances, settlements, net		(551)
Transfers into and/or out of level 3	(15)	(9)
Fair Value, Ending Balance	4,373	9,186
Change in unrealized gains/(losses) related to financial instruments	(1,068)	(718)
Foreign Exchange Contract [Member]
Assets
Fair Value, Beginning balance	(614)	1,082
Total realized/ unrealized gains/(losses)	61	(380)
Purchases	25
Sales	0
Issuances	0
Settlements	482
Purchases, issuances, settlements, net		(80)
Transfers into and/or out of level 3	48	(293)
Fair Value, Ending Balance	2	329
Change in unrealized gains/(losses) related to financial instruments	69	(365)
Equity Contract [Member]
Assets
Fair Value, Beginning balance	(1,769)	(1,791)
Total realized/ unrealized gains/(losses)	194	263
Purchases	95
Sales	(330)
Issuances	0
Settlements	(424)
Purchases, issuances, settlements, net		(64)
Transfers into and/or out of level 3	88	301
Fair Value, Ending Balance	(2,146)	(1,291)
Change in unrealized gains/(losses) related to financial instruments	69	247
Commodity Contract [Member]
Assets
Fair Value, Beginning balance	(805)	(329)
Total realized/ unrealized gains/(losses)	595	(411)
Purchases	86
Sales	(67)
Issuances	0
Settlements	(424)
Purchases, issuances, settlements, net		402
Transfers into and/or out of level 3	(250)	57
Fair Value, Ending Balance	(865)	(281)
Change in unrealized gains/(losses) related to financial instruments	209	(508)
Derivative Receivables Net Of Payables[ Member]
Assets
Fair Value, Beginning balance	5,034	11,352
Total realized/ unrealized gains/(losses)	516	(712)
Purchases	335
Sales	(480)
Issuances	0
Settlements	(1,427)
Purchases, issuances, settlements, net		(334)
Transfers into and/or out of level 3	(144)	101
Fair Value, Ending Balance	3,834	10,407
Change in unrealized gains/(losses) related to financial instruments	(537)	(1,131)
Mortgage servicing rights [Member]
Assets
Fair Value, Beginning balance	13,649	15,531
Total realized/ unrealized gains/(losses)	(751)	(96)
Purchases	758
Sales	0
Issuances	0
Settlements	(563)
Purchases, issuances, settlements, net		96
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	13,093	15,531
Change in unrealized gains/(losses) related to financial instruments	(751)	(96)
Limited partnerships - Private equity funds [Member]
Assets
Fair Value, Beginning balance	7,862	6,563
Total realized/ unrealized gains/(losses)	905	148
Purchases	328
Sales	(139)
Issuances	0
Settlements	(103)
Purchases, issuances, settlements, net		(61)
Transfers into and/or out of level 3	0	(265)
Fair Value, Ending Balance	8,853	6,385
Change in unrealized gains/(losses) related to financial instruments	845	31
Other assets [Member]
Assets
Fair Value, Beginning balance	4,179	9,521
Total realized/ unrealized gains/(losses)	60	(18)
Purchases	409
Sales	(3)
Issuances	0
Settlements	(86)
Purchases, issuances, settlements, net		(5,140)
Transfers into and/or out of level 3	1	(11)
Fair Value, Ending Balance	4,560	4,352
Change in unrealized gains/(losses) related to financial instruments	60	(18)
Loans [Member]
Assets
Fair Value, Beginning balance	1,466	990
Total realized/ unrealized gains/(losses)	120	1
Purchases	84
Sales	0
Issuances	0
Settlements	(283)
Purchases, issuances, settlements, net		157
Transfers into and/or out of level 3	(16)	(8)
Fair Value, Ending Balance	1,371	1,140
Change in unrealized gains/(losses) related to financial instruments	108	(18)
Others [Member]
Assets
Fair Value, Beginning balance	253	926
Total realized/ unrealized gains/(losses)	20	21
Purchases	5
Sales	(1)
Issuances	0
Settlements	(31)
Purchases, issuances, settlements, net		(600)
Transfers into and/or out of level 3	0	78
Fair Value, Ending Balance	246	425
Change in unrealized gains/(losses) related to financial instruments	20	19
Deposits [Member]
Liabilities
Beginning balance	633	476
Total realized/unrealized (gains)/losses	(4)	(10)
Purchases	0
Sales	0
Issuances	59
Settlements	(66)
Purchases, issuances, settlements, net		(1)
Transfers into and/or out of level 3	(1)	(25)
Ending balance	621	440
Change in unrealized (gains)/losses related to financial instruments	(4)	(14)
Other borrowed funds [Member]
Liabilities
Beginning balance	972	542
Total realized/unrealized (gains)/losses	58	(52)
Purchases	0
Sales	0
Issuances	529
Settlements	(88)
Purchases, issuances, settlements, net		195
Transfers into and/or out of level 3	2	(233)
Ending balance	1,473	452
Change in unrealized (gains)/losses related to financial instruments	58	(73)
Debt and equity securities [Member]
Liabilities
Beginning balance	54	10
Total realized/unrealized (gains)/losses	0	2
Purchases	0
Sales	119
Issuances	0
Settlements	0
Purchases, issuances, settlements, net		(3)
Transfers into and/or out of level 3	0	23
Ending balance	173	32
Change in unrealized (gains)/losses related to financial instruments	0	2
Accounts payable and other liabilities [Member]
Liabilities
Beginning balance	236	355
Total realized/unrealized (gains)/losses	(37)	(23)
Purchases	0
Sales	0
Issuances	0
Settlements	(53)
Purchases, issuances, settlements, net		(4)
Transfers into and/or out of level 3	0	0
Ending balance	146	328
Change in unrealized (gains)/losses related to financial instruments	4	(20)
Beneficial interests issued by consolidated VIEs [Member]
Liabilities
Beginning balance	873	625
Total realized/unrealized (gains)/losses	(6)	(7)
Purchases	0
Sales	0
Issuances	11
Settlements	(290)
Purchases, issuances, settlements, net		1,199
Transfers into and/or out of level 3	0	0
Ending balance	588	1,817
Change in unrealized (gains)/losses related to financial instruments	(7)	(7)
Long-term Debt [Member]
Liabilities
Beginning balance	13,044	18,287
Total realized/unrealized (gains)/losses	62	(403)
Purchases	0
Sales	0
Issuances	653
Settlements	(971)
Purchases, issuances, settlements, net		(668)
Transfers into and/or out of level 3	239	302
Ending balance	13,027	17,518
Change in unrealized (gains)/losses related to financial instruments	$ 258	$ (402)